Provisions - Schedule of Assumptions for Other Provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2024 GBP (£)
Total £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	£ 2,077
Exchange and other adjustments	(5)
Provisions applied	(889)
Charge (release) for the year	1,130
At 31 December	2,313
Provisions for financial commitments and guarantees £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	322
Exchange and other adjustments	(1)
Provisions applied	0
Charge (release) for the year	(51)
At 31 December	270
Regulatory and legal provisions £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	1,105
Exchange and other adjustments	(3)
Provisions applied	(401)
Charge (release) for the year	899
At 31 December	1,600
Other
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	650
Exchange and other adjustments	(1)
Provisions applied	(488)
Charge (release) for the year	282
At 31 December	£ 443